CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands
Cash on hand and in bank:

NIS	23,252	13,689	4,292
US Dollar	17,562	7,788	2,441
Euro	231	109	34
Other	125	18	6
	41,170	21,604	6,773